Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued severance pay	$ 2,360	$ 1,842
Deferred revenue	1,630	1,326
Other	6	27
Other long-term liabilities	$ 3,996	$ 3,195